Earnings Per Share - Weighted Average Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	450,473,207	463,037,839
Weighted-average number of vested DSUs	136,505	137,204
Basic	450,609,712	463,175,043
Effect of stock options and TRSUs	629,778	795,027
Diluted	451,239,490	463,970,070